Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have developed and implemented a cybersecurity risk management program designed to safeguard sensitive information and ensure the integrity of our operations. We have a framework of policies and procedures, encompassing governance, risk management, and compliance, to address cybersecurity threats in a manner commensurate with the size and complexity of our operations and organizational structures. As part of this program, we address risks linked to network security, data encryption and other measures to protect our systems and data from unauthorized access or misuse.  In addition, we also take measures to meet the information security standards that our customers require from time to time. To protect our systems and information from cybersecurity threats, we use a variety of security tools and techniques generally available for entities of our size.

Since hiring a Vice President of Information Technology, we have made significant improvements in centralizing our IT organization at group level and implementing a group wide framework of IT policies and procedures and a cybersecurity risk management program. Our Vice President of Information Technology has five years of experience with cybersecurity.

Our cybersecurity risk management processes include:

●	an incident response plan that ensures detection, mitigation and resolution of cybersecurity incidents;
●	risk management criteria that adapt to the specific cybersecurity risk, including feedback from cybersecurity incidents that have occurred in the past;
●	protocols that protect against specific cybersecurity threats identified by our cyber risk assessments;
●	continuous assessments and upgrades of our IT and related systems;
●	processes to ensure business continuity and ongoing operations upon the occurrence of a cyber attack;
●	the use of a specialized third-party firm to conduct periodic assessments of our cybersecurity policies and procedures;
●	the use of third parties for certain cybersecurity defense measures, including firewalls, antivirus solutions and system back-up solutions;
●	periodic cyber-awareness campaigns for employees and cybersecurity training for our incident response personnel and senior management.

We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. See Item 3.D. “Risk Factors—We are exposed to risks related to cybersecurity threats and incidents.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have developed and implemented a cybersecurity risk management program designed to safeguard sensitive information and ensure the integrity of our operations. We have a framework of policies and procedures, encompassing governance, risk management, and compliance, to address cybersecurity threats in a manner commensurate with the size and complexity of our operations and organizational structures. As part of this program, we address risks linked to network security, data encryption and other measures to protect our systems and data from unauthorized access or misuse.  In addition, we also take measures to meet the information security standards that our customers require from time to time. To protect our systems and information from cybersecurity threats, we use a variety of security tools and techniques generally available for entities of our size.

Since hiring a Vice President of Information Technology, we have made significant improvements in centralizing our IT organization at group level and implementing a group wide framework of IT policies and procedures and a cybersecurity risk management program. Our Vice President of Information Technology has five years of experience with cybersecurity.

Our cybersecurity risk management processes include:

●	an incident response plan that ensures detection, mitigation and resolution of cybersecurity incidents;
●	risk management criteria that adapt to the specific cybersecurity risk, including feedback from cybersecurity incidents that have occurred in the past;
●	protocols that protect against specific cybersecurity threats identified by our cyber risk assessments;
●	continuous assessments and upgrades of our IT and related systems;
●	processes to ensure business continuity and ongoing operations upon the occurrence of a cyber attack;
●	the use of a specialized third-party firm to conduct periodic assessments of our cybersecurity policies and procedures;
●	the use of third parties for certain cybersecurity defense measures, including firewalls, antivirus solutions and system back-up solutions;
●	periodic cyber-awareness campaigns for employees and cybersecurity training for our incident response personnel and senior management.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our board of directors considers cybersecurity risk as part of its risk oversight function and has delegated to the Audit Committee oversight of our cybersecurity risk management program.

Our Internal Audit organization reports on a quarterly basis on the prevention, detection, mitigation and remediation of cybersecurity incidents to our Senior management team, Audit Committee and Board of Directors depending on the materiality of the incident. Materiality is primarily assessed both in terms of criticality of the data and overall amount at risk. In addition to any reports from the Audit Committee to our full Board of Directors regarding cybersecurity, the Chairman of the Audit Committee informs and updates the full Board of Directors about any significant cybersecurity incidents.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors considers cybersecurity risk as part of its risk oversight function and has delegated to the Audit Committee oversight of our cybersecurity risk management program.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Internal Audit organization reports on a quarterly basis on the prevention, detection, mitigation and remediation of cybersecurity incidents to our Senior management team, Audit Committee and Board of Directors depending on the materiality of the incident. Materiality is primarily assessed both in terms of criticality of the data and overall amount at risk.In addition to any reports from the Audit Committee to our full Board of Directors regarding cybersecurity, the Chairman of the Audit Committee informs and updates the full Board of Directors about any significant cybersecurity incidents.
Cybersecurity Risk Role of Management [Text Block]

Since hiring a Vice President of Information Technology, we have made significant improvements in centralizing our IT organization at group level and implementing a group wide framework of IT policies and procedures and a cybersecurity risk management program. Our Vice President of Information Technology has five years of experience with cybersecurity.

Our management team, which is led by our Chief Executive Officer and Chief Financial Officer, is responsible for assessing and managing material risks from cybersecurity threats.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our management team, which is led by our Chief Executive Officer and Chief Financial Officer, is responsible for assessing and managing material risks from cybersecurity threats.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our Vice President of Information Technology has five years of experience with cybersecurity.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our Internal Audit organization reports on a quarterly basis on the prevention, detection, mitigation and remediation of cybersecurity incidents to our Senior management team
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true